DOCUMENT AND ENTITY INFORMATION (CNY) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Sep. 30, 2012
Entity Registrant Name	Origin Agritech LTD
Entity Central Index Key	0001321851
Current Fiscal Year End Date	--09-30
Entity Filer Category	Accelerated Filer
Trading Symbol	seed
Entity Common Stock, Shares Outstanding	23,382,812
Document Type	20-F
Amendment Flag	false
Document Period End Date	Sep. 30, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float	0